                            SchwabFunds



SCHWAB
VALUE ADVANTAGE
MONEY FUND-Registered Trademark-











Annual Report
December 31, 1997

[Photo]
          Dear Shareholder,

          With the support of investors like you, SchwabFunds-Registered Trademark- continues to be among the largest and fastest-growing mutual fund families in the nation. Charles Schwab Investment Management, Inc. (CSIM) now manages over $56 billion in assets for nearly 3 million SchwabFunds shareholders and offers 31 funds spanning a spectrum of financial markets and investing styles.

MAINTAINING A LONG-TERM PERSPECTIVE

The recent volatility in both domestic and international markets reminds us that investments can move in both directions, down as well as up, especially in the short term. For this reason, it is extremely important that you develop and stick with a long-term investment plan that is appropriate for your personal goals, time horizon and tolerance for risk. While it's a good idea to periodically review your portfolio, I would encourage you to avoid making changes merely in response to short-term market movements.

If you have any questions about your own investment plan or need help getting started, contact your local Schwab branch to set up a free consultation with one of our representatives. Additionally, I encourage you to visit our Web site at WWW.SCHWAB.COM/SCHWABFUNDS, where you'll find online resources and tools to help you evaluate or develop your investment plan.

NEW INVESTMENT OPPORTUNITIES

As a strong proponent of indexing as an investment strategy, we've expanded our indexing offering to include bond index funds. SchwabFunds is happy to introduce the Short-Term Bond Market Index Fund and the Total Bond Market Index Fund.(1) Each Fund is broad-based and diversified and seeks to track an index representing a broad spectrum of the bond market. These Funds are straightforward choices for your bond holdings and can represent the core component of your bond portfolio.

In addition, we introduced two new municipal money funds in early February. The Schwab New Jersey Municipal Money Fund and the Schwab Pennsylvania Municipal Money Fund are designed to offer taxpayers in those states opportunities for additional tax savings.(2)

For a free prospectus on the Schwab Bond Index Funds, the Schwab New Jersey Municipal Money Fund, the Schwab Pennsylvania Municipal Money Fund or any other SchwabFund, please call us toll-free at 1-800-435-4000. The prospectus contains more information, including fees and expenses. Please be sure to read the prospectus before investing.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.


                                   /s/ Charles R. Schwab

                                     Charles R. Schwab


(1) Formerly the Schwab Short/Intermediate Government Bond Fund and the Schwab Long-Term Government Bond Fund, respectively.
(2) Income may be subject to the alternative minimum tax (AMT).

TABLE OF CONTENTS

                                                                                     Page
                                                                                     -----
A Word from SchwabFunds-Registered Trademark-...................................           2
Schwab Value Advantage Money Fund-Registered Trademark-.........................           3
The Portfolio Management Team...................................................           5
Market Overview.................................................................           6
Questions to the Portfolio Management Team......................................          11
Glossary of Terms...............................................................          13
Portfolio Summary...............................................................          14
Financial Statements and Notes..................................................          15

A WORD FROM SCHWABFUNDS-REGISTERED TRADEMARK-

    We're pleased to report on the performance of the Schwab Value Advantage Money Fund-Registered Trademark- for the one-year period ended December 31, 1997. This report includes only the Investor Shares of the Fund, as the Sweep Shares are currently not available for purchase.

    During the reporting period, the Investor Shares of the Fund continued to provide investors with higher than average money market fund yields on their larger cash balances, combined with capital stability and liquidity. The following pages contain information on the Schwab Value Advantage Money Fund--Investor Shares' performance during the reporting period and on the Fund's portfolio. Please remember that while the Fund seeks to maintain a stable $1.00 share price to protect your principal, as with all money funds, there can be no assurance that the Fund will be able to maintain a $1.00 net asset value per share. It is also important to understand that your investment in the Fund is not insured or guaranteed by the U.S. Government.

    The Value Advantage Investments-Registered Trademark-, which include the Schwab Value Advantage Money Fund--Investor Shares, as well as three tax-advantaged alternatives, were designed as longer-term money market investment vehicles for larger cash balances that do not require frequent access. As such, they may help fill the cash equivalent sector in your asset allocation plan. Each Fund is managed both to attempt to provide maximum money market income and to preserve capital.

    It is important to note that unlike Sweep Investments-TM-, the Value Advantage Investments are not designed to automatically cover negative balances in your Schwab account.

    If you expect to access your money regularly, you may wish to consider investing your short-term cash balances in one of our six sweep money fund products. Our sweep money funds, which also include both taxable and tax-advantaged choices, can be linked to your Schwab account to keep your money invested and available to automatically cover day-to-day transactions such as trade settlements.

    If you would like more information on the Value Advantage Investments or on other Schwab Money Funds, please call our toll-free line, 1-800-435-4000, and request a free prospectus which contains more information, including fees and expenses. Please be sure to read the prospectus carefully before investing.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

PERFORMANCE REVIEW

    The table below presents 7-day yields as of the end of the reporting period for the Fund. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

YIELD SUMMARY AS OF 12/31/97(1)                                          Investor Shares
-----------------------------------------------------------------------------------------
7-Day Yield                                                                     5.46%
-----------------------------------------------------------------------------------------
7-Day Effective Yield                                                           5.61%
-----------------------------------------------------------------------------------------

YIELD ADVANTAGE

    The Schwab Value Advantage Money Fund offers you the potential to earn higher yields than most money market funds. The Fund is designed for cash reserves that you do not need to access regularly and, as such, has minimum balance and transaction policies to keep operating expenses low. These lower expenses can mean higher yields for shareholders. The chart below presents the 7-day yields on a weekly basis for the Investor Shares of the Fund and for the average taxable money fund, and shows that the Investor Shares of the Fund consistently outperformed the average of their category during the reporting period.

7-DAY YIELDS FOR THE PERIOD FROM 1/7/97 - 12/30/97(2)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             SCHWAB VALUE ADVANTAGE MONEY FUND - INVESTOR SHARES     IBC FINANCIAL DATA INC.'S MONEY FUND AVERAGE
1/7                                                           5.11                                             4.81
1/14                                                          5.12                                             4.76
1/21                                                          5.12                                             4.76
1/28                                                          5.12                                             4.75
2/4                                                           5.12                                             4.78
2/11                                                          5.13                                             4.75
2/18                                                          5.13                                             4.74
2/25                                                          5.11                                             4.73
3/4                                                           5.12                                             4.75
3/11                                                          5.12                                             4.72
3/18                                                          5.12                                             4.73
3/25                                                          5.11                                             4.74
4/1                                                           5.14                                             4.82
4/8                                                           5.15                                             4.82
4/15                                                          5.18                                             4.84
4/22                                                          5.19                                             4.86
4/29                                                          5.22                                             4.89
5/6                                                           5.26                                              4.9
5/13                                                          5.28                                              4.9
5/20                                                           5.3                                             4.91
5/27                                                          5.31                                             4.93
6/3                                                           5.34                                             4.94
6/10                                                          5.35                                             4.93
6/17                                                          5.36                                             4.95
6/24                                                          5.35                                             4.94
7/1                                                           5.36                                             4.97
7/8                                                           5.36                                             4.95
7/15                                                          5.37                                             4.94
7/22                                                          5.34                                             4.93
7/29                                                          5.34                                             4.93
8/5                                                           5.35                                             4.95
8/12                                                          5.34                                             4.92
8/19                                                          5.34                                             4.95
8/26                                                          5.32                                             4.93
9/2                                                           5.33                                             4.95
9/9                                                           5.33                                             4.92
9/16                                                          5.33                                             4.94
9/23                                                          5.31                                             4.93
9/30                                                          5.32                                             4.95
10/7                                                          5.32                                             4.92
10/14                                                         5.32                                              4.9
10/21                                                         5.32                                             4.92
10/28                                                         5.33                                             4.93
11/4                                                          5.34                                             4.95
11/11                                                         5.34                                             4.93
11/18                                                         5.36                                             4.95
11/25                                                         5.35                                             4.96
12/2                                                          5.37                                                5
12/9                                                          5.39                                                5
12/16                                                         5.41                                             5.03
12/23                                                         5.44                                             5.06
12/30                                                         5.46                                             5.07

(1) A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 12/31/97, the 7-day yield and the 7-day effective yield for the Fund would have been 5.18% and 5.31%, respectively.
(2) Source: IBC Financial Data, Inc. Average 7-day yield of funds in the first-tier category of taxable money funds for each week ending
    1/7 - 12/30/97. Weekly number of funds in the category ranged from 272 to
    286. A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, the 7-day yields for the Fund would have been lower.

PORTFOLIO COMPOSITION

    The Schwab Value Advantage Money Fund-Registered Trademark- invests primarily in high-quality commercial paper and other corporate obligations, bank certificates of deposit, time deposits, and bankers' acceptances, as well as repurchase agreements and U.S. Government obligations. The chart below illustrates the composition of the Fund's portfolio as of December 31, 1997 and is not indicative of the holdings after that date. A complete listing of the securities in the Fund's portfolio as of December 31, 1997 is provided in the Schedule of Investments later in this report.

SCHWAB VALUE ADVANTAGE MONEY FUND

Portfolio Composition as of December 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper & Other Corporate Obligations           80%
Certificates of Deposit                                  12%
Variable Rate Obligations                                 6%
Other                                                     2%

THE PORTFOLIO MANAGEMENT TEAM

    STEPHEN B. WARD--Senior Vice President and Chief Investment Officer--has overall responsibility for the management of the Fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

    LINDA KLINGMAN--Vice President and Senior Portfolio Manager--has managed the Schwab Value Advantage Money Fund-Registered Trademark- since its inception in 1992. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was Senior Money Market Trader with AIM Management.

    THE FOLLOWING MARKET OVERVIEW AND ANSWERS TO QUESTIONS ARE PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM. A GLOSSARY OF TERMS IS PROVIDED FOR YOUR REFERENCE ON PAGE 13.

MARKET OVERVIEW

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           QUARTERLY GDP GROWTH RATE
Q1 1990                                           3.9%
Q2 1990                                           1.2%
Q3 1990                                          -1.9%
Q4 1990                                          -4.0%
Q1 1991                                          -2.1%
Q2 1991                                           1.8%
Q3 1991                                           1.0%
Q4 1991                                           1.0%
Q1 1992                                           4.7%
Q2 1992                                           2.5%
Q3 1992                                           3.0%
Q4 1992                                           4.3%
Q1 1993                                           0.1%
Q2 1993                                           2.0%
Q3 1993                                           2.1%
Q4 1993                                           5.3%
Q1 1994                                           3.0%
Q2 1994                                           4.7%
Q3 1994                                           1.8%
Q4 1994                                           3.6%
Q1 1995                                           0.9%
Q2 1995                                           0.3%
Q3 1995                                           3.0%
Q4 1995                                           2.2%
Q1 1996                                           1.8%
Q2 1996                                           6.0%
Q3 1996                                           1.0%
Q4 1996                                           4.3%
Q1 1997                                           4.9%
Q2 1997                                           3.3%
Q3 1997                                           3.1%
Q4 1997                                           4.3%
Source: Bloomberg L.P.

- The real GDP growth rate was 3.2% for 1996 and 3.8% for 1997--healthy rates of growth for the economy, well in excess of the Federal Reserve's projected non-inflationary growth rate of 2.2%.

- The direct impact of the economic
  problems of Pacific Rim countries on 1998 U.S. GDP growth is anticipated to be relatively minor. Estimates range from a reduction of 0.25% (as estimated by the Federal Reserve's Chairman Alan Greenspan) to 1%. At the time of this writing, the economy appears poised for continued growth, further extending the current economic expansion that began in 1991.

- Prior to the fourth quarter onset of the "Asian Flu," the strength of the economy and tight labor markets continued to lead to speculation of a potential acceleration in both wage and price inflation and whether a more restrictive Federal Reserve policy was imminent.

  Throughout most of the reporting period, the Federal Reserve was "on alert" for signs of accelerating inflation, whether caused by tight labor markets or consumer spending fueled by a strong stock market. With the onset of the economic problems in Pacific Rim countries and their potential impact on the U.S. economy, sentiment has shifted--there is no clear consensus whether the Federal Reserve's next move will be to raise or lower short-term rates.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           U.S. UNEMPLOYMENT RATE
  Jan-90                                       5.4%
  Feb-90                                       5.3%
  Mar-90                                       5.2%
  Apr-90                                       5.4%
  May-90                                       5.4%
  Jun-90                                       5.2%
  Jul-90                                       5.5%
  Aug-90                                       5.7%
  Sep-90                                       5.9%
  Oct-90                                       5.9%
  Nov-90                                       6.2%
  Dec-90                                       6.3%
  Jan-91                                       6.4%
  Feb-91                                       6.6%
  Mar-91                                       6.8%
  Apr-91                                       6.7%
  May-91                                       6.9%
  Jun-91                                       6.9%
  Jul-91                                       6.8%
  Aug-91                                       6.9%
  Sep-91                                       6.9%
  Oct-91                                       7.0%
  Nov-91                                       7.0%
  Dec-91                                       7.3%
  Jan-92                                       7.3%
  Feb-92                                       7.4%
  Mar-92                                       7.4%
  Apr-92                                       7.4%
  May-92                                       7.6%
  Jun-92                                       7.8%
  Jul-92                                       7.7%
  Aug-92                                       7.6%
  Sep-92                                       7.6%
  Oct-92                                       7.3%
  Nov-92                                       7.4%
  Dec-92                                       7.4%
  Jan-93                                       7.3%
  Feb-93                                       7.1%
  Mar-93                                       7.0%
  Apr-93                                       7.1%
  May-93                                       7.1%
  Jun-93                                       7.0%
  Jul-93                                       6.9%
  Aug-93                                       6.8%
  Sep-93                                       6.7%
  Oct-93                                       6.8%
  Nov-93                                       6.6%
  Dec-93                                       6.5%
  Jan-94                                       6.7%
  Feb-94                                       6.6%
  Mar-94                                       6.5%
  Apr-94                                       6.4%
  May-94                                       6.0%
  Jun-94                                       6.1%
  Jul-94                                       6.1%
  Aug-94                                       6.1%
  Sep-94                                       5.9%
  Oct-94                                       5.8%
  Nov-94                                       5.6%
  Dec-94                                       5.4%
  Jan-95                                       5.6%
  Feb-95                                       5.5%
  Mar-95                                       5.4%
  Apr-95                                       5.7%
  May-95                                       5.6%
  Jun-95                                       5.6%
  Jul-95                                       5.7%
  Aug-95                                       5.7%
  Sep-95                                       5.7%
  Oct-95                                       5.5%
  Nov-95                                       5.6%
  Dec-95                                       5.6%
  Jan-96                                       5.7%
  Feb-96                                       5.5%
  Mar-96                                       5.5%
  Apr-96                                       5.5%
  May-96                                       5.5%
  Jun-96                                       5.3%
  Jul-96                                       5.4%
  Aug-96                                       5.2%
  Sep-96                                       5.2%
  Oct-96                                       5.2%
  Nov-96                                       5.3%
  Dec-96                                       5.3%
  Jan-97                                       5.4%
  Feb-97                                       5.3%
  Mar-97                                       5.2%
  Apr-97                                       4.9%
  May-97                                       4.8%
  Jun-97                                       5.0%
  Jul-97                                       4.8%
  Aug-97                                       4.9%
  Sep-97                                       4.9%
  Oct-97                                       4.7%
  Nov-97                                       4.6%
  Dec-97                                       4.7%
  Source: Bloomberg L.P.

- Job growth has remained robust and the unemployment rate reached a new low for this decade during the reporting period. In fact, the monthly fourth quarter rates of 4.7%, 4.6% and 4.7% for October, November and December, respectively, represent the lowest unemployment rates in 24 years.

- Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, such as we experienced in the second and third quarters, allow manufacturers to keep a lid on prices in the face of rising wages without trimming profit margins.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION

                           Monthly Consumer Price Index     Quarterly Employment Cost Index
  Jan-90                                           5.2%                                5.3%
  Feb-90                                           5.3%                                5.3%
  Mar-90                                           5.2%                                5.3%
  Apr-90                                           4.7%                                5.4%
  May-90                                           4.4%                                5.4%
  Jun-90                                           4.7%                                5.4%
  Jul-90                                           4.8%                                5.1%
  Aug-90                                           5.6%                                5.1%
  Sep-90                                           6.2%                                5.1%
  Oct-90                                           6.3%                                4.8%
  Nov-90                                           6.3%                                4.8%
  Dec-90                                           6.1%                                4.8%
  Jan-91                                           5.7%                                4.6%
  Feb-91                                           5.3%                                4.6%
  Mar-91                                           4.9%                                4.6%
  Apr-91                                           4.9%                                4.5%
  May-91                                           5.0%                                4.5%
  Jun-91                                           4.7%                                4.5%
  Jul-91                                           4.4%                                4.3%
  Aug-91                                           3.8%                                4.3%
  Sep-91                                           3.4%                                4.3%
  Oct-91                                           2.9%                                4.2%
  Nov-91                                           3.0%                                4.2%
  Dec-91                                           3.1%                                4.2%
  Jan-92                                           2.6%                                4.1%
  Feb-92                                           2.8%                                4.1%
  Mar-92                                           3.2%                                4.1%
  Apr-92                                           3.2%                                3.5%
  May-92                                           3.0%                                3.5%
  Jun-92                                           3.1%                                3.5%
  Jul-92                                           3.2%                                3.4%
  Aug-92                                           3.1%                                3.4%
  Sep-92                                           3.0%                                3.4%
  Oct-92                                           3.2%                                3.5%
  Nov-92                                           3.0%                                3.5%
  Dec-92                                           2.9%                                3.5%
  Jan-93                                           3.3%                                3.4%
  Feb-93                                           3.2%                                3.4%
  Mar-93                                           3.1%                                3.4%
  Apr-93                                           3.2%                                3.6%
  May-93                                           3.2%                                3.6%
  Jun-93                                           3.0%                                3.6%
  Jul-93                                           2.8%                                3.6%
  Aug-93                                           2.8%                                3.6%
  Sep-93                                           2.7%                                3.6%
  Oct-93                                           2.8%                                3.4%
  Nov-93                                           2.7%                                3.4%
  Dec-93                                           2.7%                                3.4%
  Jan-94                                           2.5%                                3.2%
  Feb-94                                           2.5%                                3.2%
  Mar-94                                           2.5%                                3.2%
  Apr-94                                           2.4%                                3.1%
  May-94                                           2.3%                                3.1%
  Jun-94                                           2.5%                                3.1%
  Jul-94                                           2.8%                                3.1%
  Aug-94                                           2.9%                                3.1%
  Sep-94                                           3.0%                                3.1%
  Oct-94                                           2.6%                                3.0%
  Nov-94                                           2.7%                                3.0%
  Dec-94                                           2.7%                                3.0%
  Jan-95                                           2.8%                                3.0%
  Feb-95                                           2.9%                                3.0%
  Mar-95                                           2.9%                                3.0%
  Apr-95                                           3.1%                                3.0%
  May-95                                           3.2%                                3.0%
  Jun-95                                           3.0%                                3.0%
  Jul-95                                           2.8%                                2.8%
  Aug-95                                           2.6%                                2.8%
  Sep-95                                           2.5%                                2.8%
  Oct-95                                           2.8%                                2.8%
  Nov-95                                           2.6%                                2.8%
  Dec-95                                           2.5%                                2.8%
  Jan-96                                           2.7%                                2.9%
  Feb-96                                           2.7%                                2.9%
  Mar-96                                           2.8%                                2.9%
  Apr-96                                           2.9%                                2.9%
  May-96                                           2.9%                                2.9%
  Jun-96                                           2.8%                                2.9%
  Jul-96                                           3.0%                                2.9%
  Aug-96                                           2.9%                                2.9%
  Sep-96                                           3.0%                                2.9%
  Oct-96                                           3.0%                                3.0%
  Nov-96                                           3.3%                                3.0%
  Dec-96                                           3.3%                                3.0%
  Jan-97                                           3.0%                                2.8%
  Feb-97                                           3.0%                                2.8%
  Mar-97                                           2.8%                                2.8%
  Apr-97                                           2.5%                                2.8%
  May-97                                           2.2%                                2.8%
  Jun-97                                           2.3%                                2.8%
  Jul-97                                           2.2%                                3.0%
  Aug-97                                           2.2%                                3.0%
  Sep-97                                           2.2%                                3.0%
  Oct-97                                           2.1%                                3.2%
  Nov-97                                           1.8%                                3.2%
  Dec-97                                           1.7%                                3.2%

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout 1997, reflecting continued low levels of inflation.

- The CPI rose 1.7% during 1997--the lowest rate of increase since 1986. Its core rate (which excludes the more volatile food and energy components) rose 2.2%--the lowest rate of increase since 1965.

- Even though current levels of inflation are very low, the Federal Reserve indicated throughout most of the reporting period that the economy remains in the zone where inflation risks are increasing, and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action earlier this year in March, increasing the Federal Funds Rate by 0.25% to 5.50%. At the end of the reporting period, however, sentiment was mixed regarding the direction and timing of the Federal Reserve's next action.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     YIELDS ON 90-DAY COMMERCIAL PAPER
    AND 3-MONTH TREASURY BILLS FOR THE
         PERIOD 1/2/97 - 12/31/97

                                              3 Month Treasury Bill     90 Day Commercial Paper
  1/2/97                                                      5.18%                       5.30%
  1/3/97                                                      5.16%                       5.29%
  1/6/97                                                      5.17%                       5.32%
  1/7/97                                                      5.15%                       5.32%
  1/8/97                                                      5.15%                       5.29%
  1/9/97                                                      5.12%                       5.30%
  1/10/97                                                     5.16%                       5.30%
  1/13/97                                                     5.17%                       5.34%
  1/14/97                                                     5.16%                       5.29%
  1/15/97                                                     5.14%                       5.31%
  1/16/97                                                     5.16%                       5.29%
  1/17/97                                                     5.15%                       5.30%
  1/20/97                                                     5.15%                       5.30%
  1/21/97                                                     5.15%                       5.29%
  1/22/97                                                     5.16%                       5.30%
  1/23/97                                                     5.16%                       5.27%
  1/24/97                                                     5.16%                       5.32%
  1/27/97                                                     5.19%                       5.32%
  1/28/97                                                     5.19%                       5.32%
  1/29/97                                                     5.17%                       5.31%
  1/30/97                                                     5.17%                       5.28%
  1/31/97                                                     5.15%                       5.30%
  2/3/97                                                      5.11%                       5.30%
  2/4/97                                                      5.13%                       5.28%
  2/5/97                                                      5.12%                       5.28%
  2/6/97                                                      5.13%                       5.30%
  2/7/97                                                      5.12%                       5.27%
  2/10/97                                                     5.13%                       5.26%
  2/11/97                                                     5.14%                       5.29%
  2/12/97                                                     5.14%                       5.29%
  2/13/97                                                     5.12%                       5.27%
  2/14/97                                                     5.08%                       5.26%
  2/17/97                                                     5.09%                       5.26%
  2/18/97                                                     5.09%                       5.25%
  2/19/97                                                     5.10%                       5.25%
  2/20/97                                                     5.08%                       5.26%
  2/21/97                                                     5.09%                       5.20%
  2/24/97                                                     5.11%                       5.22%
  2/25/97                                                     5.15%                       5.24%
  2/26/97                                                     5.18%                       5.23%
  2/27/97                                                     5.20%                       5.38%
  2/28/97                                                     5.22%                       5.35%
  3/3/97                                                      5.23%                       5.37%
  3/4/97                                                      5.23%                       5.29%
  3/5/97                                                      5.19%                       5.30%
  3/6/97                                                      5.21%                       5.29%
  3/7/97                                                      5.21%                       5.29%
  3/10/97                                                     5.19%                       5.29%
  3/11/97                                                     5.17%                       5.30%
  3/12/97                                                     5.19%                       5.30%
  3/13/97                                                     5.23%                       5.30%
  3/14/97                                                     5.23%                       5.32%
  3/17/97                                                     5.25%                       5.34%
  3/18/97                                                     5.29%                       5.37%
  3/19/97                                                     5.29%                       5.38%
  3/20/97                                                     5.34%                       5.39%
  3/21/97                                                     5.40%                       5.50%
  3/24/97                                                     5.38%                       5.50%
  3/25/97                                                     5.39%                       5.52%
  3/26/97                                                     5.34%                       5.53%
  3/27/97                                                     5.37%                       5.54%
  3/28/97                                                     5.37%                       5.54%
  3/31/97                                                     5.32%                       5.55%
  4/1/97                                                      5.30%                       5.53%
  4/2/97                                                      5.29%                       5.58%
  4/3/97                                                      5.25%                       5.55%
  4/4/97                                                      5.27%                       5.54%
  4/7/97                                                      5.27%                       5.61%
  4/8/97                                                      5.23%                       5.59%
  4/9/97                                                      5.22%                       5.58%
  4/10/97                                                     5.29%                       5.53%
  4/11/97                                                     5.28%                       5.52%
  4/14/97                                                     5.29%                       5.58%
  4/15/97                                                     5.29%                       5.56%
  4/16/97                                                     5.29%                       5.58%
  4/17/97                                                     5.29%                       5.58%
  4/18/97                                                     5.28%                       5.57%
  4/21/97                                                     5.26%                       5.60%
  4/22/97                                                     5.32%                       5.60%
  4/23/97                                                     5.34%                       5.62%
  4/24/97                                                     5.30%                       5.57%
  4/25/97                                                     5.31%                       5.54%
  4/28/97                                                     5.30%                       5.61%
  4/29/97                                                     5.26%                       5.56%
  4/30/97                                                     5.23%                       5.57%
  5/1/97                                                      5.21%                       5.60%
  5/2/97                                                      5.22%                       5.57%
  5/5/97                                                      5.11%                       5.60%
  5/6/97                                                      5.17%                       5.56%
  5/7/97                                                      5.22%                       5.59%
  5/8/97                                                      5.21%                       5.63%
  5/9/97                                                      5.16%                       5.55%
  5/12/97                                                     5.15%                       5.59%
  5/13/97                                                     5.20%                       5.57%
  5/14/97                                                     5.16%                       5.57%
  5/15/97                                                     5.11%                       5.58%
  5/16/97                                                     5.18%                       5.58%
  5/19/97                                                     5.30%                       5.56%
  5/20/97                                                     5.20%                       5.59%
  5/21/97                                                     5.12%                       5.59%
  5/22/97                                                     5.17%                       5.59%
  5/23/97                                                     5.16%                       5.54%
  5/26/97                                                     5.16%                       5.54%
  5/27/97                                                     5.11%                       5.56%
  5/28/97                                                     5.13%                       5.53%
  5/29/97                                                     5.01%                       5.57%
  5/30/97                                                     4.94%                       5.54%
  6/2/97                                                      4.84%                       5.59%
  6/3/97                                                      5.07%                       5.57%
  6/4/97                                                      5.07%                       5.56%
  6/5/97                                                      5.11%                       5.52%
  6/6/97                                                      5.04%                       5.54%
  6/9/97                                                      5.03%                       5.54%
  6/10/97                                                     5.03%                       5.53%
  6/11/97                                                     4.96%                       5.55%
  6/12/97                                                     4.95%                       5.52%
  6/13/97                                                     4.96%                       5.53%
  6/16/97                                                     4.97%                       5.54%
  6/17/97                                                     5.04%                       5.54%
  6/18/97                                                     5.07%                       5.54%
  6/19/97                                                     5.07%                       5.52%
  6/20/97                                                     5.06%                       5.53%
  6/23/97                                                     5.15%                       5.54%
  6/24/97                                                     5.18%                       5.54%
  6/25/97                                                     5.10%                       5.52%
  6/26/97                                                     5.12%                       5.51%
  6/27/97                                                     5.14%                       5.53%
  6/30/97                                                     5.17%                       5.56%
  7/1/97                                                      5.23%                       5.52%
  7/2/97                                                      5.22%                       5.56%
  7/3/97                                                      5.14%                       5.52%
  7/4/97                                                      5.13%                       5.52%
  7/7/97                                                      5.07%                       5.52%
  7/8/97                                                      5.11%                       5.51%
  7/9/97                                                      5.10%                       5.49%
  7/10/97                                                     5.15%                       5.47%
  7/11/97                                                     5.13%                       5.49%
  7/14/97                                                     5.14%                       5.50%
  7/15/97                                                     5.19%                       5.50%
  7/16/97                                                     5.18%                       5.50%
  7/17/97                                                     5.21%                       5.48%
  7/18/97                                                     5.24%                       5.47%
  7/21/97                                                     5.27%                       5.48%
  7/22/97                                                     5.23%                       5.50%
  7/23/97                                                     5.19%                       5.44%
  7/24/97                                                     5.21%                       5.45%
  7/25/97                                                     5.22%                       5.47%
  7/28/97                                                     5.23%                       5.48%
  7/29/97                                                     5.24%                       5.45%
  7/30/97                                                     5.23%                       5.47%
  7/31/97                                                     5.23%                       5.45%
  8/1/97                                                      5.27%                       5.48%
  8/4/97                                                      5.26%                       5.48%
  8/5/97                                                      5.29%                       5.47%
  8/6/97                                                      5.29%                       5.48%
  8/7/97                                                      5.30%                       5.46%
  8/8/97                                                      5.28%                       5.49%
  8/11/97                                                     5.29%                       5.48%
  8/12/97                                                     5.32%                       5.51%
  8/13/97                                                     5.31%                       5.49%
  8/14/97                                                     5.33%                       5.49%
  8/15/97                                                     5.24%                       5.49%
  8/18/97                                                     5.27%                       5.50%
  8/19/97                                                     5.22%                       5.48%
  8/20/97                                                     5.23%                       5.49%
  8/21/97                                                     5.24%                       5.49%
  8/22/97                                                     5.23%                       5.45%
  8/25/97                                                     5.28%                       5.46%
  8/26/97                                                     5.27%                       5.50%
  8/27/97                                                     5.28%                       5.49%
  8/28/97                                                     5.21%                       5.46%
  8/29/97                                                     5.22%                       5.48%
  9/1/97                                                      5.22%                       5.48%
  9/2/97                                                      5.19%                       5.52%
  9/3/97                                                      5.13%                       5.48%
  9/4/97                                                      5.14%                       5.51%
  9/5/97                                                      5.15%                       5.50%
  9/8/97                                                      5.14%                       5.49%
  9/9/97                                                      5.12%                       5.50%
  9/10/97                                                     5.09%                       5.48%
  9/11/97                                                     5.13%                       5.47%
  9/12/97                                                     5.09%                       5.48%
  9/15/97                                                     5.13%                       5.49%
  9/16/97                                                     5.08%                       5.49%
  9/17/97                                                     5.09%                       5.48%
  9/18/97                                                     5.08%                       5.48%
  9/19/97                                                     5.04%                       5.45%
  9/22/97                                                     5.02%                       5.48%
  9/23/97                                                     4.98%                       5.49%
  9/24/97                                                     4.92%                       5.45%
  9/25/97                                                     4.91%                       5.46%
  9/26/97                                                     4.98%                       5.48%
  9/29/97                                                     4.99%                       5.50%
  9/30/97                                                     5.10%                       5.48%
  10/1/97                                                     5.10%                       5.46%
  10/2/97                                                     5.06%                       5.49%
  10/3/97                                                     5.01%                       5.47%
  10/6/97                                                     4.97%                       5.47%
  10/7/97                                                     5.05%                       5.46%
  10/8/97                                                     5.09%                       5.47%
  10/9/97                                                     5.11%                       5.48%
  10/10/97                                                    5.12%                       5.50%
  10/13/97                                                    5.12%                       5.50%
  10/14/97                                                    5.07%                       5.49%
  10/15/97                                                    5.04%                       5.51%
  10/16/97                                                    5.06%                       5.48%
  10/17/97                                                    5.04%                       5.54%
  10/20/97                                                    5.03%                       5.54%
  10/21/97                                                    5.10%                       5.54%
  10/22/97                                                    5.15%                       5.52%
  10/23/97                                                    5.12%                       5.54%
  10/24/97                                                    5.13%                       5.54%
  10/27/97                                                    5.03%                       5.55%
  10/28/97                                                    5.26%                       5.49%
  10/29/97                                                    5.14%                       5.54%
  10/30/97                                                    5.14%                       5.53%
  10/31/97                                                    5.20%                       5.56%
  11/3/97                                                     5.23%                       5.54%
  11/4/97                                                     5.25%                       5.53%
  11/5/97                                                     5.24%                       5.54%
  11/6/97                                                     5.31%                       5.53%
  11/7/97                                                     5.29%                       5.55%
  11/10/97                                                    5.33%                       5.54%
  11/11/97                                                    5.31%                       5.54%
  11/12/97                                                    5.26%                       5.62%
  11/13/97                                                    5.26%                       5.59%
  11/14/97                                                    5.25%                       5.67%
  11/17/97                                                    5.30%                       5.63%
  11/18/97                                                    5.29%                       5.62%
  11/19/97                                                    5.27%                       5.61%
  11/20/97                                                    5.27%                       5.64%
  11/21/97                                                    5.24%                       5.61%
  11/24/97                                                    5.27%                       5.63%
  11/25/97                                                    5.29%                       5.65%
  11/26/97                                                    5.21%                       5.63%
  11/27/97                                                    5.22%                       5.63%
  11/28/97                                                    5.20%                       5.63%
  12/1/97                                                     5.23%                       5.64%
  12/2/97                                                     5.25%                       5.67%
  12/3/97                                                     5.23%                       5.67%
  12/4/97                                                     5.25%                       5.67%
  12/5/97                                                     5.31%                       5.69%
  12/8/97                                                     5.32%                       5.67%
  12/9/97                                                     5.23%                       5.72%
  12/10/97                                                    5.18%                       5.69%
  12/11/97                                                    5.17%                       5.68%
  12/12/97                                                    5.17%                       5.68%
  12/15/97                                                    5.22%                       5.70%
  12/16/97                                                    5.20%                       5.69%
  12/17/97                                                    5.24%                       5.66%
  12/18/97                                                    5.23%                       5.64%
  12/19/97                                                    5.38%                       5.62%
  12/22/97                                                    5.43%                       5.67%
  12/23/97                                                    5.47%                       5.64%
  12/24/97                                                    5.37%                       5.69%
  12/25/97                                                    5.37%                       5.69%
  12/26/97                                                    5.33%                       5.67%
  12/29/97                                                    5.39%                       5.65%
  12/30/97                                                    5.38%                       5.65%
  12/31/97                                                    5.37%                       5.57%
  Source: Bloomberg L.P.

- Commercial paper rates experienced a moderate increase in the second quarter (following the March Federal Funds Rate hike) and again in the fourth quarter. Throughout most of the reporting period, however, rates remained relatively stable, as illustrated by the 90-day commercial paper yields in the above chart. More notably, the spread between commercial paper and U.S. Treasury bill yields widened significantly during the second quarter and continued to exhibit volatility during the remainder of the reporting period.

- Initially, the widening of the spread between U.S. Treasury bill and commercial paper yields, which made U.S. Treasury bills relatively less attractive than commercial paper, resulted from a reduced supply of U.S. Treasury bills. This reduction in supply was caused by unexpectedly large federal tax receipts collected in April, which led to lower government financing needs. In other words, the spread widening was the result of supply and demand conditions in the U.S. Treasury bill market, not the result of credit concerns in the commercial paper market.

- During September, the spread again widened. This time, however, it was primarily a result of what is typically referred to as a "flight to quality." Investors, concerned about the volatility in the foreign equity markets, sought refuge in U.S. Treasury securities, thereby driving down their yields relative to those of commercial paper.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     90-DAY MUNICIPAL COMMERCIAL PAPER YIELDS
         FOR THE PERIOD 1/7/97 - 12/30/97
  1/7/97                                                3.25%
  1/14/97                                               3.45%
  1/21/97                                               3.45%
  1/28/97                                               3.55%
  2/4/97                                                3.40%
  2/11/97                                               3.45%
  2/18/97                                               3.35%
  2/25/97                                               3.40%
  3/4/97                                                3.35%
  3/11/97                                               3.30%
  3/18/97                                               3.40%
  3/25/97                                               3.50%
  4/1/97                                                3.45%
  4/8/97                                                3.65%
  4/15/97                                               3.60%
  4/22/97                                               3.70%
  4/29/97                                               3.70%
  5/6/97                                                3.65%
  5/13/97                                               3.75%
  5/20/97                                               3.70%
  5/27/97                                               3.70%
  6/3/97                                                3.65%
  6/10/97                                               3.70%
  6/17/97                                               3.75%
  6/24/97                                               3.70%
  7/1/97                                                3.60%
  7/8/97                                                3.60%
  7/16/97                                               3.65%
  7/23/97                                               3.65%
  7/30/97                                               3.65%
  8/6/97                                                3.60%
  8/13/97                                               3.60%
  8/20/97                                               3.60%
  8/27/97                                               3.65%
  9/3/97                                                3.70%
  9/10/97                                               3.80%
  9/17/97                                               3.80%
  9/24/97                                               3.80%
  10/1/97                                               3.65%
  10/8/97                                               3.65%
  10/15/97                                              3.75%
  10/22/97                                              3.75%
  10/29/97                                              3.75%
  11/5/97                                               3.70%
  11/12/97                                              3.75%
  11/19/97                                              3.75%
  11/26/97                                              3.80%
  12/3/97                                               3.60%
  12/10/97                                              3.60%
  12/17/97                                              3.75%
  12/23/97                                              3.75%
  12/30/97                                              3.75%
  Source: Lehman Brothers, Inc.

- Municipal commercial paper yields increased slightly during the weeks following the Federal Funds Rate hike in March but then remained relatively stable throughout the remainder of the reporting period, as illustrated in the above chart. In fact, municipal commercial paper yields exhibited a pattern similar to that of taxable commercial paper yields during the reporting period, as shown in the chart on page 9.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A During the reporting period, we adjusted the dollar-weighted average maturity
(DWAM) of the portfolio in order to buy higher yielding money market instruments available as a result of market fluctuations.

    Although most economists had accurately predicted the 0.25% increase in the Federal Funds Rate prior to the Federal Open Market Committee meeting held on March 25, 1997, there was speculation that further increases in the Federal Funds Rate were possible. We believed that, without a clear indication of inflationary pressures, further increases in the Federal Funds Rate were unlikely. Consequently, we seized the opportunity to add securities with longer maturities (and higher yields) to the Fund's portfolio.

    Throughout the reporting period, we maintained slightly longer maturities in our Fund's portfolio compared to funds with similar investment objectives. This strategy had a beneficial impact on the Fund's yields throughout most of the reporting period.

Q WHAT IMPACT HAVE THE ECONOMIC PROBLEMS IN THE PACIFIC RIM HAD ON THE MANAGEMENT OF THE FUND'S PORTFOLIO?

A Beginning in the fourth quarter of 1997, many Asian countries experienced economic problems and severe currency devaluations--collectively referred to as the "Asian Flu." Although it is a serious global problem, and will no doubt have a credit impact on issuers of securities in those countries and their economies, it has not had a significant effect on issuers of what typically are considered money market-eligible securities. Nevertheless, we continue, as always, to carefully monitor the creditworthiness of any issuers of securities considered for investment in the Schwab Value Advantage Money Fund-Registered Trademark-.

    During the reporting period, the Schwab Value Advantage Money Fund did, as a precaution, reduce its exposure to Japanese issuers of commercial paper, Japanese providers of credit enhancements and certificates of deposit issued by Japanese banks. As of the June 30, 1997 semi-annual report, the Fund's total Japanese exposure was 3.45% of net assets. By December 31, 1997, the end of the reporting period, the Fund's total Japanese exposure had been reduced to just 1.34% of net assets.

    There has been a great deal of speculation as to what impact the "Asian Flu" will have on U.S. economic growth, future inflation and Federal Reserve policy. U.S. manufacturers of goods exported to Pacific Rim countries may be affected. At this time, the range of projections for the potential reduction in 1998 GDP growth is generally between 0.25% to 1%, while expectations for 1998 earnings growth of the S&P 500 have been pared back from between 10% and 14% to forecasts between 5.5% and 10%. Expectations that the Federal Reserve will raise short-term rates have shifted to expectations that it may instead actually lower short-term rates.

Q WHAT FACTORS SHOULD I CONSIDER WHEN SELECTING MONEY FUNDS AT SCHWAB?

A Schwab offers two types of money funds, Sweep Investments-TM- and Value Advantage Investments-Registered Trademark-, both of which offer taxable and tax-advantaged alternatives. Depending on your investment objectives and risk tolerance, either or both types of funds may have a place in your investment plan.

    Value Advantage Investments, which include the Schwab Value Advantage Money Fund-Registered Trademark-, can offer higher yields to investors with larger cash balances that don't require frequent access and may help fulfill the cash equivalent sector of an asset allocation plan. With higher minimum investment and account balance requirements and other transaction restrictions designed to minimize operating expenses, Value Advantage Investments can offer the potential of higher yields to investors. It also is important to note that unlike Sweep Investments, the Value Advantage Investments are not designed to automatically cover negative balances in your Schwab account.

    For cash balances you expect to access regularly, you may wish to consider one of our six sweep money funds. Our sweep money funds can be linked to your Schwab account to keep your money invested and working for you. These Funds automatically invest or "sweep" uninvested cash balances from your account into the sweep money fund you select, according to the terms and conditions of your account. Sweep Investments are available to settle trades and cover other day-to-day transactions. It's a smart, convenient way to manage your short-term cash.

    If you're in a high tax bracket, one of the Schwab Municipal Money Funds may provide you with higher returns after taxes-- and they are available in Sweep Investments or Value Advantage Investments. The Schwab Municipal Money Fund invests in municipal obligations that generate income free from federal income tax. And for investors in California and New York, Schwab offers funds that can also provide income free from state and local taxes.(3) Consult your tax advisor for specific guidance on your own tax situation before investing.

    If you would like more information on any of the Schwab Money Funds, please call our toll-free number, 1-800-435-4000, and request a free prospectus which contains more information, including fees and expenses. Please be sure to read the prospectus carefully before investing.

(3) Income from all of the Funds may be subject to alternative minimum tax (AMT) and income from the Schwab Municipal Money Fund may be subject to state and local taxes.

GLOSSARY OF TERMS

    COMMERCIAL PAPER--Short-term, interest-paying obligations issued by banks, corporations and other borrowers.

    CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial support for debt securities to supplement the creditworthiness of the issuer.

    DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

    FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

    FEDERAL RESERVE--The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate and tightens or loosens the availability of credit.

    FIRST-TIER SECURITY--A security rated in the highest credit rating category.

    MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

    REAL GDP--The national Gross Domestic Product (GDP)--the total value of all goods and services produced in the United States over a specific period of time and adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

    YIELD--The actual income earned on an investment over a stated period of time and annualized (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

                                  ASSET GROWTH

     Total               Total            Percentage
  Net Assets           Net Assets         Growth Over
as of 12/31/97       as of 12/31/96        Reporting
    (000s)               (000s)             Period
-----------------------------------------------------
  $13,662,185          $10,476,537            30%
-----------------------------------------------------

              AVERAGE YIELDS FOR THE YEAR ENDED DECEMBER 31, 1997*

     Last              Last            Last
  Seven Days       Three Months    Twelve Months
------------------------------------------------
     5.46%            5.37%            5.28%
------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

   Maturity Range       03/31/97    06/30/97    09/30/97    12/31/97
---------------------------------------------------------------------
     0 - 15 Days          20.0  %     22.1  %     21.9  %     17.9  %
    16 - 30 Days          17.7        21.4        22.6        23.8
    31 - 60 Days          30.3        21.9        24.7        19.6
    61 - 90 Days          14.4        19.4        14.2        17.6
    91 - 120 Days         7.5         3.2         2.4         11.0
    Over 120 Days         10.1        12.0        14.2        10.1
  Weighted Average      56 Days     57 Days     59 Days     61 Days
---------------------------------------------------------------------

                               PORTFOLIO QUALITY

                     Percent of
   SEC Tier          Net Assets
    Rating            12/31/97
-------------------------------
    Tier 1             100.0%
    Tier 2               0.0%
-------------------------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

--------------------------------------------------------------------------------

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-
------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                   Par       Value
                                                 --------  ----------
 COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS--80.1%(a)
 AUTOMOBILE RECEIVABLES--1.0%
Fleet Funding Company
  5.86%, 01/28/98                                $ 90,265  $   89,871
New Center Asset Trust
  5.65%, 01/27/98                                  48,500      48,306
                                                           ----------
                                                              138,177
                                                           ----------
 AUTOMOTIVE--4.7%
American Honda Finance Corp.
  5.95%, 01/30/98                                  50,000      49,762
Ford Credit Europe PLC
  5.70%, 01/09/98                                  50,000      49,937
General Motors Acceptance Corp.
  5.83%, 01/14/98                                  50,000      49,896
  5.84%, 01/21/98                                  50,000      49,840
  5.84%, 01/22/98                                  25,000      24,916
  5.83%, 02/11/98                                  70,000      69,542
  5.78%, 04/15/98                                 160,000     157,407
  5.79%, 04/16/98                                  50,000      49,180
  5.79%, 04/17/98                                  50,000      49,173
  5.79%, 04/21/98                                 100,000      98,283
                                                           ----------
                                                              647,936
                                                           ----------
 BANKING--BELGIUM--3.5%
BBL North America
  5.70%, 01/05/98                                   4,400       4,397
  5.72%, 01/07/98                                  81,000      80,925
  5.80%, 02/25/98                                  96,000      95,161
  5.73%, 02/25/98                                  15,000      14,872
Cregem North America, Inc.
  5.68%, 01/12/98                                  50,000      49,914
  5.78%, 02/17/98                                  54,000      53,598
  5.68%, 02/23/98                                  27,500      27,276
Generale Bank, Inc.
  5.70%, 02/20/98                                  49,000      48,623
  5.80%, 04/21/98                                  25,000      24,567
  5.81%, 04/28/98                                  10,000       9,816
Kredietbank N.A. Finance Corp.
  5.64%, 01/13/98                                  75,000      74,861
                                                           ----------
                                                              484,010
                                                           ----------
 BANKING--CANADA--0.4%
Toronto--Dominion Holdings
  5.71%, 03/27/98                                  20,000      19,738
  5.71%, 03/30/98                                  39,000      38,471
                                                           ----------
                                                               58,209
                                                           ----------

                                                   Par       Value
                                                 --------  ----------
 BANKING--DENMARK--1.3%
Den Danske Corp.
  5.90%, 01/06/98                                $ 45,000  $   44,963
Unifunding, Inc.
  5.66%, 01/20/98                                  22,000      21,935
  5.69%, 01/22/98                                  39,000      38,872
  5.72%, 02/02/98                                  21,000      20,896
  5.75%, 03/03/98                                  55,000      54,480
                                                           ----------
                                                              181,146
                                                           ----------
 BANKING--DOMESTIC--4.3%
Bankers Trust New York Corp.
  5.76%, 03/12/98                                   8,000       7,913
  5.74%, 04/17/98                                  36,000      35,409
  5.90%, 06/08/98                                 133,000     129,661
Enterprise Funding Corp.
  5.73%, 01/05/98                                  74,973      74,925
  5.94%, 01/09/98                                   8,000       7,989
  5.93%, 01/09/98                                  17,186      17,163
  5.70%, 01/14/98                                  31,026      30,963
  5.70%, 01/16/98                                  14,351      14,317
  5.91%, 01/26/98                                  60,000      59,755
  5.86%, 02/06/98                                  10,445      10,384
International Securitization Corp. / (First
 National Bank of Chicago LOC)
  5.81%, 01/22/98                                 107,000     106,641
  5.75%, 01/26/98                                   5,000       4,980
  5.87%, 02/05/98                                  18,000      17,898
Kitty Hawk Funding Corp.
  5.83%, 01/13/98                                   6,000       5,988
  5.82%, 03/02/98                                  34,000      33,675
Secured Short Term Notes 97-15
  5.99%, 03/19/98                                  22,000      22,000
Vehicle Services of America / (Nationsbank of
 Texas LOC)
  5.80%, 02/12/98                                   6,500       6,457
  5.84%, 03/04/98                                   7,500       7,426
                                                           ----------
                                                              593,544
                                                           ----------
 BANKING--GERMANY--0.3%
Comision Federal de Electricidad /
 (Westdeutsche Landesbank LOC)
  5.86%, 02/12/98                                  40,000      39,731
                                                           ----------

 BANKING--JAPAN--0.8%
Deerfield Capital Corp. / (Sumitomo Bank LOC)
  5.83%, 01/12/98                                  23,000      22,960

--------------------------------------------------------------------------------

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-
------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                   Par       Value
                                                 --------  ----------
Gotham Funding Corp. / (Bank of
 Tokyo--Mitsubishi, Ltd. LOC)
  5.79%, 01/14/98                                $ 10,000  $    9,979
  5.79%, 02/02/98                                  58,024      57,730
  5.79%, 02/04/98                                   5,000       4,973
Ridge Capital II / (Dai-Ichi Kangyo Bank LOC)
  5.83%, 01/12/98                                  17,000      16,970
                                                           ----------
                                                              112,612
                                                           ----------

 BANKING--SPAIN--0.2%
BEX America Finance, Inc.
  5.80%, 02/19/98                                  29,000      28,774
                                                           ----------

 BANKING--SWEDEN--3.1%
Nordbanken of North America, Inc.
  5.67%, 01/13/98                                  13,000      12,976
  5.80%, 02/09/98                                  50,000      49,690
  5.84%, 03/06/98                                  38,000      37,612
  5.82%, 03/11/98                                  60,000      59,340
  5.85%, 03/23/98                                  60,000      59,224
Svenska Handelsbanken, Inc.
  5.67%, 01/16/98                                  18,170      18,128
  5.72%, 03/09/98                                 122,000     120,737
  5.75%, 03/13/98                                  70,000      69,229
                                                           ----------
                                                              426,936
                                                           ----------

 BANKING--UNITED KINGDOM--1.0%
Abbey National Treasury Services PLC
  6.26%, 04/02/98                                 110,000     109,956
Banco Nacional de Comercio Exterior /
 (Barclays Bank LOC)
  6.23%, 01/23/98                                  27,500      27,396
                                                           ----------
                                                              137,352
                                                           ----------

 COMPUTERS AND OFFICE EQUIPMENT--0.3%
CSC Enterprises
  5.75%, 02/05/98                                  12,000      11,934
  5.88%, 03/12/98                                  30,000      29,662
                                                           ----------
                                                               41,596
                                                           ----------

 CREDIT CARD RECEIVABLES--1.3%
Charta Corp.
  5.72%, 02/03/98                                  13,000      12,933
                                                   Par       Value
                                                 --------  ----------
Dakota Certificates Program of Citibank
 Credit Card Master Trust I
  5.73%, 01/09/98                                $ 22,000  $   21,972
  5.71%, 01/16/98                                  60,000      59,859
  5.70%, 01/20/98                                  27,000      26,920
  5.70%, 01/21/98                                  26,000      25,919
  5.80%, 01/22/98                                  26,561      26,472
                                                           ----------
                                                              174,075
                                                           ----------

 DIVERSIFIED FINANCIAL ASSETS--8.7%
Alpha Finance Corp.
  5.66%, 01/20/98                                   7,000       6,979
  5.71%, 03/18/98                                   6,000       5,930
Beta Finance, Inc.
  5.70%, 03/06/98                                  70,000      69,309
  5.72%, 03/09/98                                  24,000      23,752
  5.72%, 03/27/98                                  25,000      24,672
  5.67%, 04/03/98                                   5,000       4,930
CC (USA), Inc.
  5.70%, 01/12/98                                  10,000       9,983
  5.66%, 01/20/98                                  12,000      11,965
  5.72%, 01/30/98                                  20,000      19,909
  5.73%, 02/04/98                                  11,500      11,439
  5.80%, 02/09/98                                  20,000      19,876
  5.70%, 03/10/98                                   7,000       6,927
  5.83%, 03/12/98                                  20,000      19,776
  5.74%, 03/12/98                                  17,000      16,815
  5.85%, 03/16/98                                  29,700      29,349
  5.80%, 03/24/98                                  21,500      21,221
Lexington Parker Capital Corp.
  5.81%, 01/13/98                                  36,000      35,931
  5.70%, 01/15/98                                  50,000      49,891
  5.74%, 01/26/98                                   5,000       4,980
  5.70%, 01/29/98                                  30,000      29,869
  5.74%, 02/06/98                                  38,554      38,336
  5.75%, 04/07/98                                  51,441      50,674
Ranger Funding Corp.
  5.66%, 01/13/98                                  12,000      11,978
  5.68%, 01/16/98                                  10,000       9,977
  5.81%, 02/13/98                                  25,000      24,829
  5.84%, 03/05/98                                  15,000      14,849
Repeat Offering Securitization Entity, Inc.
  5.70%, 01/27/98                                  50,000      49,797
  5.75%, 02/03/98                                  50,000      49,740
  5.74%, 02/06/98                                  33,559      33,369
  5.78%, 02/12/98                                  31,000      30,794

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   Par       Value
                                                 --------  ----------
Sigma Finance, Inc.
  5.70%, 01/06/98                                $ 35,000  $   34,973
  5.66%, 01/15/98                                  90,000      89,804
  5.70%, 01/26/98                                  50,000      49,807
  5.70%, 02/02/98                                  29,925      29,777
  5.80%, 02/10/98                                  52,000      51,670
  5.81%, 02/13/98                                  55,000      54,624
  5.81%, 02/17/98                                   8,500       8,437
  5.82%, 02/20/98                                   7,000       6,944
  5.82%, 02/25/98                                  24,500      24,286
  5.81%, 02/25/98                                  21,000      20,816
  5.70%, 03/30/98                                   7,513       7,411
Wood Street Funding Corp.
  5.95%, 01/09/98                                   9,700       9,687
  5.94%, 01/09/98                                  25,000      24,967
  5.66%, 01/12/98                                   5,000       4,991
  5.71%, 01/20/98                                   5,765       5,748
  5.71%, 01/26/98                                  10,000       9,961
  5.83%, 02/13/98                                   7,000       6,952
  5.81%, 02/18/98                                  13,900      13,794
                                                           ----------
                                                            1,192,495
                                                           ----------
 FINANCE--COMMERCIAL--7.0%
CIT Group Holdings, Inc.
  5.71%, 03/31/98                                  40,000      39,451
General Electric Capital Corp.
  5.76%, 01/20/98                                  20,000      19,940
  5.76%, 01/21/98                                  50,000      49,841
  5.71%, 02/13/98                                  31,000      30,792
  5.71%, 02/18/98                                 100,000      99,251
  5.81%, 02/23/98                                 150,000     148,734
  5.80%, 02/24/98                                  94,000      93,196
  5.72%, 03/16/98                                  65,000      64,258
  5.66%, 04/15/98                                   9,000       8,857
  5.71%, 04/16/98                                  50,000      49,192
General Electric Capital Services
  5.71%, 02/17/98                                  50,000      49,633
  5.66%, 02/19/98                                  50,000      49,618
  5.66%, 04/16/98                                  40,000      39,360
  5.84%, 05/22/98                                  50,000      48,892
Heller Financial, Inc.
  5.76%, 01/16/98                                  18,000      17,958
  5.82%, 01/23/98                                  25,000      24,912
  6.07%, 01/26/98                                  15,000      14,938
  5.82%, 01/27/98                                  14,000      13,942
  5.77%, 01/29/98                                  50,000      49,780
  5.74%, 02/04/98                                  10,000       9,947
  5.80%, 02/09/98                                  16,000      15,901
  5.79%, 02/10/98                                  14,000      13,911

                                                   Par       Value
                                                 --------  ----------
  6.11%, 04/06/98                                $  6,000  $    5,905
                                                           ----------
                                                              958,209
                                                           ----------
 FINANCE--CONSUMER--1.4%
Associates Corp. of North America
  5.70%, 01/06/98                                  48,000      47,962
  5.70%, 01/13/98                                  65,000      64,878
Associates First Capital Corp.
  5.82%, 02/26/98                                  25,000      24,777
  5.82%, 03/05/98                                  53,000      52,468
                                                           ----------
                                                              190,085
                                                           ----------
 MISCELLANEOUS SERVICES--0.2%
PHH Corp.
  5.64%, 01/20/98                                  30,000      29,912
                                                           ----------
 MORTGAGE BANKING--0.7%
Countrywide Home Loans, Inc.
  5.91%, 01/08/98                                  23,000      22,974
  5.76%, 01/09/98                                  20,000      19,975
  5.88%, 01/21/98                                  52,000      51,831
                                                           ----------
                                                               94,780
                                                           ----------
 SECURITIES BROKERAGE--DEALER--16.1%
Bear Stearns Companies, Inc.
  5.70%, 03/17/98                                  20,000      19,769
  5.71%, 03/24/98                                  50,000      49,368
  5.73%, 03/26/98                                  50,000      49,350
  5.67%, 04/07/98                                  42,000      41,383
BT Alex Brown, Inc.
  5.85%, 06/04/98                                  11,000      10,733
Credit Suisse First Boston, Inc.
  5.65%, 04/17/98                                  50,000      49,193
Goldman Sachs Group, LP
  5.90%, 01/30/98                                  24,000      23,887
  5.82%, 03/26/98                                  50,000      49,332
  5.82%, 03/27/98                                  32,000      31,567
  5.82%, 05/21/98                                 107,000     104,649
  5.82%, 05/22/98                                  70,000      68,451
  5.83%, 05/26/98                                 113,000     110,428
Lehman Brothers Holdings, Inc.
  6.17%, 01/07/98                                  25,000      24,974
  5.70%, 01/28/98                                  25,000      24,895
  5.85%, 01/29/98                                  60,000      59,730
  5.80%, 02/13/98                                  31,000      30,792
  5.89%, 03/19/98                                  70,000      69,132
  5.87%, 06/16/98                                  50,000      48,686
  5.87%, 06/25/98                                  18,000      17,501
Merrill Lynch & Co., Inc.
  5.66%, 01/14/98                                  47,000      46,905
  5.70%, 01/21/98                                  40,000      39,875

--------------------------------------------------------------------------------

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-
------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                   Par       Value
                                                 --------  ----------
  5.80%, 02/27/98                                $105,000  $  104,051
  5.75%, 03/23/98                                  47,000      46,410
  5.73%, 03/24/98                                  25,000      24,683
  5.70%, 03/24/98                                  20,000      19,748
  5.73%, 03/25/98                                  65,000      64,167
  5.72%, 03/26/98                                  30,000      29,611
  5.73%, 03/31/98                                  30,000      29,587
  5.67%, 04/16/98                                  23,000      22,631
Morgan Stanley-Dean Witter, Discover
  5.71%, 02/17/98                                  50,000      49,633
  5.87%, 03/24/98                                  50,000      49,342
  5.87%, 03/25/98                                  50,000      49,334
  5.84%, 03/25/98                                  50,000      49,337
  5.87%, 03/26/98                                 116,000     114,436
  5.86%, 03/30/98                                  60,000      59,155
  5.65%, 04/17/98                                  49,000      48,209
  5.65%, 04/20/98                                 150,000     147,512
  5.82%, 05/27/98                                  70,000      68,399
PaineWebber Group, Inc.
  5.87%, 01/30/98                                  15,000      14,930
Salomon, Inc.
  5.88%, 02/05/98                                  46,000      45,740
Smith Barney, Inc.
  5.70%, 01/22/98                                  75,000      74,754
  5.70%, 01/27/98                                  94,000      93,618
  5.70%, 01/28/98                                  22,000      21,907
                                                           ----------
                                                            2,197,794
                                                           ----------
 TRADE RECEIVABLES--23.8%
Apreco, Inc.
  5.93%, 01/07/98                                  18,000      17,982
  5.74%, 01/28/98                                  10,000       9,958
  5.80%, 02/20/98                                  14,000      13,889
Asset Securitization Cooperative Corp.
  5.70%, 01/20/98                                  50,000      49,852
  5.70%, 01/21/98                                  50,000      49,844
  5.70%, 01/23/98                                  50,000      49,828
  5.70%, 01/29/98                                  32,000      31,860
  5.70%, 01/30/98                                  33,000      32,851
Barton Capital Corp.
  6.03%, 01/08/98                                  25,000      24,971
  5.76%, 01/14/98                                  26,000      25,946
  5.73%, 01/21/98                                   9,988       9,957
  5.71%, 01/21/98                                  29,717      29,624
  5.70%, 01/27/98                                   7,000       6,972
  5.72%, 01/29/98                                   5,283       5,260
  5.89%, 01/30/98                                  30,000      29,859
  5.87%, 02/05/98                                  22,476      22,349
Clipper Receivables Corp.
  5.71%, 01/23/98                                  20,000      19,931
  5.70%, 01/28/98                                  40,000      39,832
                                                   Par       Value
                                                 --------  ----------
Corporate Asset Funding Corp.
  5.66%, 01/12/98                                $ 60,000  $   59,898
Corporate Receivables Corp.
  5.67%, 01/12/98                                  40,000      39,932
  5.89%, 01/13/98                                  65,000      64,873
  5.89%, 01/23/98                                  55,000      54,804
  5.80%, 01/23/98                                  25,000      24,912
  5.70%, 01/28/98                                  26,000      25,890
  5.90%, 01/30/98                                  16,000      15,925
  5.87%, 02/12/98                                  27,000      26,817
  5.73%, 02/20/98                                   6,000       5,954
CXC, Inc.
  5.70%, 01/20/98                                  27,000      26,920
  5.66%, 01/21/98                                  75,000      74,768
  5.66%, 01/22/98                                  65,000      64,789
  5.70%, 01/27/98                                   7,000       6,972
  5.71%, 01/30/98                                  23,000      22,896
  5.89%, 02/04/98                                  25,000      24,862
  5.89%, 02/11/98                                  26,000      25,827
  5.85%, 03/11/98                                  60,000      59,338
  5.84%, 03/11/98                                  11,000      10,879
Delaware Funding Corp.
  5.71%, 01/16/98                                  17,529      17,488
  5.83%, 01/28/98                                   7,082       7,051
Edison Asset Securitization Corp., L.L.C.
  5.81%, 01/14/98                                  50,276      50,171
  5.89%, 01/23/98                                  16,972      16,911
  5.80%, 02/03/98                                  30,000      29,842
  5.86%, 02/06/98                                  16,000      15,907
Eureka Securitization, Inc.
  5.64%, 01/14/98                                  18,900      18,862
  5.73%, 01/20/98                                  12,000      11,964
  5.70%, 01/23/98                                  24,000      23,918
  5.72%, 01/26/98                                  50,000      49,804
  5.80%, 02/10/98                                  22,000      21,860
Falcon Asset Securitization Corp.
  5.80%, 01/16/98                                  31,925      31,849
  5.66%, 01/16/98                                  19,850      19,804
  5.89%, 01/20/98                                  27,625      27,540
  5.66%, 01/20/98                                  40,650      40,530
  5.81%, 01/23/98                                  50,000      49,824
Market Street Funding Corp.
  6.22%, 01/07/98                                  20,000      19,979
  5.95%, 02/10/98                                  20,000      19,869
Mont Blanc Capital Corp.
  5.88%, 02/12/98                                  37,706      37,450
  5.88%, 02/18/98                                  22,056      21,885
  5.86%, 03/12/98                                  40,000      39,550
Monte Rosa Capital Corp.
  5.90%, 01/12/98                                  50,000      49,910
  5.89%, 01/23/98                                  19,422      19,353

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   Par       Value
                                                 --------  ----------
  5.89%, 01/26/98                                $ 19,000  $   18,923
  5.90%, 01/28/98                                  45,000      44,803
  5.87%, 02/13/98                                  59,000      58,591
  5.92%, 02/19/98                                  50,000      49,601
Park Avenue Receivables Corp.
  6.03%, 01/15/98                                  11,883      11,855
Preferred Receivables Funding Corp.
  5.64%, 01/08/98                                  23,475      23,450
  5.70%, 01/15/98                                  65,025      64,883
  5.68%, 01/23/98                                  75,318      75,060
  5.72%, 01/26/98                                  25,225      25,126
  5.95%, 02/02/98                                  17,650      17,557
  5.88%, 02/03/98                                   8,875       8,828
  5.90%, 02/04/98                                  33,000      32,818
  5.88%, 02/10/98                                   5,050       5,017
Receivables Capital Corp.
  5.81%, 01/26/98                                  18,000      17,928
  5.82%, 01/29/98                                 100,000      99,549
  5.87%, 02/06/98                                  12,116      12,046
  5.86%, 02/06/98                                  66,000      65,617
Sheffield Receivables Corp.
  5.72%, 01/06/98                                  40,000      39,969
  5.72%, 01/07/98                                  40,000      39,962
  5.72%, 01/08/98                                  21,900      21,876
  5.72%, 01/09/98                                  21,900      21,872
  5.73%, 01/15/98                                  34,400      34,324
  5.81%, 01/23/98                                  19,000      18,933
  5.88%, 02/02/98                                 100,000      99,483
  5.86%, 02/05/98                                  40,000      39,774
  5.80%, 02/17/98                                  25,300      25,111
Special Purpose Accounts Receivable
 Cooperative Corp.
  5.95%, 01/27/98                                   9,000       8,962
  5.97%, 01/28/98                                  25,000      24,889
  5.90%, 03/27/98                                  42,000      41,425
WCP Funding, Inc.
  5.81%, 01/13/98                                  15,000      14,971
  5.90%, 01/27/98                                  50,000      49,789
  5.87%, 02/12/98                                  20,000      19,865
  5.81%, 02/26/98                                  27,000      26,760
Windmill Funding
  5.72%, 01/14/98                                  20,000      19,959
  6.03%, 01/16/98                                  50,000      49,875
  5.70%, 01/23/98                                   9,821       9,787
  5.84%, 01/30/98                                  23,000      22,893
  5.70%, 01/30/98                                  19,930      19,840
  5.87%, 02/11/98                                  30,000      29,802
  5.86%, 02/13/98                                   4,218       4,189
  5.93%, 02/24/98                                  50,000      49,561
  5.93%, 02/26/98                                  32,000      31,708
  5.85%, 02/26/98                                  35,392      35,074

                                                   Par       Value
                                                 --------  ----------
  5.88%, 03/20/98                                $ 80,000  $   78,995
                                                           ----------
                                                            3,259,642
                                                           ----------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS
 (Cost $10,987,015)                                        10,987,015
                                                           ----------

 CERTIFICATES OF DEPOSIT--12.5%
 BANKING--BELGIUM--0.4%
Banque Bruxelles Lambert
  5.65%, 04/07/98                                  50,000      50,001
                                                           ----------
 BANKING--CANADA--0.7%
Canadian Imperial Bank of Commerce
  5.95%, 08/12/98                                  50,000      49,989
  5.95%, 08/27/98                                  50,000      49,984
                                                           ----------
                                                               99,973
                                                           ----------
 BANKING--DOMESTIC--2.5%
Chase Manhattan Bank USA
  5.71%, 03/05/98                                  67,000      67,000
  5.65%, 04/06/98                                  50,000      50,000
  5.65%, 04/07/98                                  50,000      50,000
  5.65%, 04/08/98                                  50,000      50,000
Morgan Guaranty Trust Co. New York
  5.84%, 07/28/98                                  50,000      49,989
  5.90%, 08/06/98                                  50,000      49,991
Wilmington Trust Company
  5.70%, 03/20/98                                  25,000      25,000
                                                           ----------
                                                              341,980
                                                           ----------

 BANKING--FRANCE--4.9%
Banque Nationale de Paris
  5.70%, 02/04/98                                  10,100      10,099
  5.73%, 03/09/98                                  20,000      20,000
  5.70%, 03/24/98                                  30,000      30,000
Caisse Nationale de Credit Agricole
  6.01%, 06/26/98                                  50,000      49,984
Credit Agricole-IndoSuez
  5.99%, 12/09/98                                  50,000      50,004
Societe Generale
  5.81%, 01/08/98                                  50,000      50,000
  5.80%, 01/08/98                                  50,000      50,000
  5.92%, 01/13/98                                  27,400      27,399
  5.89%, 03/03/98                                  39,000      38,998
  5.90%, 03/04/98                                  25,000      24,999
  6.14%, 03/10/98                                  35,000      34,984
  6.25%, 04/08/98                                  35,000      34,999
  6.27%, 04/14/98                                  50,000      49,997
  5.92%, 07/14/98                                  50,000      49,987

--------------------------------------------------------------------------------

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-
------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                   Par       Value
                                                 --------  ----------
  5.92%, 07/22/98                                $ 50,000  $   49,989
  6.00%, 08/26/98                                  25,000      24,991
  6.01%, 09/11/98                                  50,000      49,983
  6.00%, 10/20/98                                  35,000      34,975
                                                           ----------
                                                              681,388
                                                           ----------
 BANKING--JAPAN--0.5%
Dai-Ichi Kangyo Bank, Ltd.
  5.80%, 01/27/98                                   9,000       9,000
Sumitomo Bank, Ltd.
  5.75%, 01/16/98                                  60,000      60,000
                                                           ----------
                                                               69,000
                                                           ----------
 BANKING--SWITZERLAND--0.2%
Credit Suisse First Boston
  6.26%, 04/08/98                                  25,000      24,999
                                                           ----------
 BANKING--UNITED KINGDOM--3.3%
Abbey National Treasury Services PLC
  5.80%, 03/02/98                                  25,000      25,000
  5.65%, 04/09/98                                 100,000     100,000
  5.65%, 04/13/98                                  50,000      50,000
  6.00%, 12/08/98                                 100,000     100,000
  6.00%, 12/09/98                                  50,000      50,000
Barclays Bank PLC
  5.80%, 01/09/98                                  35,000      35,000
  5.80%, 02/03/98                                  40,000      40,000
National Westminster Bank PLC
  6.20%, 05/20/98                                  51,000      50,987
                                                           ----------
                                                              450,987
                                                           ----------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $1,718,328)                                          1,718,328
                                                           ----------
 VARIABLE RATE OBLIGATIONS--5.7%(B)
 BANKING--DOMESTIC--0.4%
BMC Special Care Facilities Financing
 Authority of the City of Montgomery Taxable
 Revenue Bonds (Montgomery Baptist Outreach
 Services Corporation Project) Series 1997A /
 (Regions Bank LOC)
  6.00%, 01/07/98                                   8,600       8,600
Development Authority of Columbus, Georgia
 Taxable Variable Fixed Rate Revenue Bonds
 (Jay Leasing, Inc. Project) Series 1997 /
 (Regions Bank LOC)
                                                   Par       Value
                                                 --------  ----------
  6.00%, 01/07/98                                $  7,500  $    7,500
Keystone Health Resources Corporation
 Variable Rate Taxable Demand Notes Series
 1993 / (PNC Bank LOC)
  6.25%, 01/07/98                                   3,300       3,300
MoviePlex Realty Leasing, L.L.C. Adjustable
 Rate Tender Securities (Carmike Cinemas,
 Inc.) 1997 Series B-1 Bonds / (Wachovia Bank
 N.A. LOC)
  5.96%, 01/07/98                                   7,625       7,625
New Jersey Economic Development Authority
 Variable Rate Title IX Loan Portfolio
 Securitization Bonds / (Fleet National Bank
 LOC)
  5.93%, 01/05/98                                  20,700      20,700
Town of Islip Industrial Development Agency
 1992 Taxable Adjustable Rate Industrial
 Development Revenue Bonds (Nussdorf
 Associates/Quality King Distributors, Inc.
 Facility) / (European American Bank LOC)
  6.15%, 01/07/98                                   6,525       6,525
                                                           ----------
                                                               54,250
                                                           ----------
 BANKING--JAPAN--0.0%
New York City Industrial Development Agency
 Industrial Development Revenue Bonds
 (G.A.F.Seelig, Inc. Project) Series 1993 /
 (IBJ Schroder Bank & Trust LOC)
  6.25%, 01/07/98                                   1,990       1,990
                                                           ----------
 BANKING--UNITED KINGDOM & GERMANY--0.5%
County of Riverside 1990 Taxable Variable
 Rate Certificates of Participation (Monterey
 Avenue Project) / (National Westminister
 Bank PLC/ Commerzbank LOC)
  6.10%, 01/07/98                                   8,000       8,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   Par       Value
                                                 --------  ----------
General Obligation Refunding Bonds of the
 County of Hudson (State of New Jersey)
 (Variable Rate Demand Obligations) Taxable
 Series 1995/ (Landesbank Hessen-Thuringen
 Girozentrale LOC)
  5.90%, 01/07/98                                $  8,460  $    8,460
Restructured Assets Certificates with
 Enhanced Returns, Series 1997 MM-8-5 Trust
  5.96%, 01/29/98                                  50,000      50,000
                                                           ----------
                                                               66,460
                                                           ----------
 DIVERSIFIED FINANCIAL ASSETS--0.4%
Triangle Funding Ltd. Series 1997-1 Class 1
  5.75%, 01/15/98                                  50,000      50,000
                                                           ----------
 ELECTRICAL AND ELECTRONICS--0.4%
New Jersey Economic Development Authority
 Taxable Economic Development Bonds,
 MSNBC/CNBC Project, 1997 Series A / (General
 Electric Company & Microsoft Corporation
 Guarantee)
  5.97%, 01/02/98                                  48,600      48,600
                                                           ----------
 LIFE INSURANCE--1.9%
Commonwealth Life Insurance Company
  5.86%, 01/01/98 (d)                              10,000      10,000
  5.77%, 01/01/98 (d)                             100,000     100,000
General American Life Insurance Company
  5.89%, 01/07/98                                 125,000     125,000
Jackson National Life Insurance Company
  5.77%, 01/01/98 (d)                              40,000      40,000
                                                           ----------
                                                              275,000
                                                           ----------

                                                   Par       Value
                                                 --------  ----------

 MONOLINE INSURANCE--0.1%
Baptist Health Systems of South Florida, Inc.
 Taxable Variable Rate Direct Note
 Obligations Series 1995A / (MBIA Insurance)
  5.90%, 01/07/98                                $  6,600  $    6,600
Baptist Health Systems of South Florida, Inc.
 Taxable Variable Rate Direct Note
 Obligations Series 1995B / (MBIA Insurance)
  5.90%, 01/07/98                                   4,500       4,500
New Orleans Aviation Board Taxable Refunding
 Bonds, Series 1993A / (MBIA Insurance)
  5.70%, 01/07/98                                     100         100
                                                           ----------
                                                               11,200
                                                           ----------
 SECURITIES BROKERAGE--DEALER--1.6%
Asset-Backed Securities Investment Trust,
 Series 1997-C
  5.96%, 01/15/98                                  50,000      50,000
Asset-Backed Securities Investment Trust,
 Series 1997-E
  5.96%, 01/15/98                                  20,000      20,000
Lehman Brothers Holdings, Inc.
  5.97%, 01/20/98                                  50,000      50,000
  5.96%, 01/21/98 (d)                              95,000      95,000
                                                           ----------
                                                              215,000
                                                           ----------
 TRADE RECEIVABLES--0.4%
Ciesco, LP
  5.76%, 01/12/98                                  50,000      49,999
                                                           ----------
TOTAL VARIABLE RATE OBLIGATIONS (Cost $772,499)
                                                              772,499
                                                           ----------

 BANK NOTES--0.8%
 BANKING--DOMESTIC--0.8%
BankBoston N.A.
  5.65%, 04/06/98                                $ 50,000  $   50,000
  5.82%, 05/13/98                                  65,000      65,000
                                                           ----------
TOTAL BANK NOTES (Cost $115,000)                              115,000
                                                           ----------

--------------------------------------------------------------------------------

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-
------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                               Maturity      Value
                                               --------   -----------

 REPURCHASE AGREEMENTS--0.9%(c)
Salomon Brothers, Inc. 6.80%, Issue Date
 01/02/97 Due 01/02/98; Tri-Party Repurchase
 Agreement; Collateralized By: U.S.
 Government Agency Obligations                 $ 47,017   $    47,000
Salomon Brothers, Inc. 6.80%, Issue Date
 01/31/97 Due 01/02/98;Tri-Party Repurchase
 Agreement; Collateralized By: U.S.
 Government Agency Obligations                    2,000         2,000
Salomon Brothers, Inc. 6.80%, Issue Date
 04/07/97 Due 01/02/98; Tri-Party Repurchase
 Agreement; Collateralized By: U.S.
 Government Agency Obligations                   40,015        40,000

                                               Maturity      Value
                                               --------   -----------
Salomon Brothers, Inc. 6.80%, Issue Date
 09/30/96 Due 01/02/98; Tri-Party Repurchase
 Agreement; Collateralized By: U.S.
 Government Agency Obligations                 $ 26,009   $    26,000
Salomon Brothers, Inc. 6.80%, Issue Date
 12/31/97 Due 01/02/98; Tri-Party Repurchase
 Agreement; Collateralized By: U.S.
 Government Agency Obligations                   15,054        15,049
                                                          -----------
TOTAL REPURCHASE AGREEMENTS (Cost $130,049)
                                                              130,049
                                                          -----------
TOTAL INVESTMENTS--100%
 (Cost $13,722,891)                                       $13,722,891
                                                          -----------
                                                          -----------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

Yields shown are effective yields at the time of purchase, except for variable rate securities which are described below and agency coupon notes which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Value Advantage Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1997, the aggregate value of private placement securities held by the Fund was $5,841,473,000 which represented 42.76% of net assets. Of this total, $5,596,473,000 or 40.96% of net assets, was determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the earlier of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Due dates shown for repurchase agreements represent either the final maturity date or put date, which is considered the maturity date for financial reporting purposes. Repurchase Agreements are payable on seven-day demand.

(d) Certain securities cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At December 31, 1997, the aggregate value of the restricted securities held by Schwab Value Advantage Fund was $245,000,000, which represented 1.79% of the net assets of the Fund. All of these restricted investments were determined by the Investment Manager to be illiquid in accordance with procedures adopted by the Board of Trustees.

Abbreviations
------------

LOC     Letter of Credit

MBIA    Municipal Bond Investors Assurance Corporation

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1997

ASSETS
Investments, at value (Cost: $13,722,891)                                                        $13,722,891
Receivables:
  Interest                                                                                            49,485
  Fund shares sold                                                                                    78,835
Prepaid expenses                                                                                          89
                                                                                                 -----------
    Total assets                                                                                  13,851,300
                                                                                                 -----------
LIABILITIES
Payables:
  Dividends                                                                                           91,781
  Fund shares redeemed                                                                                94,356
  Investment advisory and administration fees                                                            409
  Transfer agency and shareholder service fees                                                           858
Other liabilities                                                                                      1,711
                                                                                                 -----------
    Total liabilities                                                                                189,115
                                                                                                 -----------
Net assets applicable to outstanding shares                                                      $13,662,185
                                                                                                 -----------
                                                                                                 -----------
NET ASSETS CONSIST OF:
  Paid-in-capital                                                                                $13,662,310
  Accumulated net realized loss on investments sold                                                     (125)
                                                                                                 -----------
                                                                                                 $13,662,185
                                                                                                 -----------
                                                                                                 -----------
PRICING OF SHARES
  Outstanding shares, $0.00001 par value (unlimited shares authorized)                            13,662,310
  Net asset value, offering and redemption price per share                                             $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (in thousands)
Year ended December 31, 1997

Interest income                                                                                    $ 721,000
                                                                                                   ---------
Expenses:
  Investment advisory and administration fees                                                         51,725
  Transfer agency and shareholder service fees                                                        31,713
  Custodian fees                                                                                         960
  Registration fees                                                                                    2,088
  Professional fees                                                                                      160
  Shareholder reports                                                                                    127
  Trustees' fees                                                                                          41
  Amortization of deferred organization costs                                                              7
  Insurance and other expenses                                                                           180
                                                                                                   ---------
                                                                                                      87,001
Less: expenses reduced (see Note 4)                                                                  (36,259)
                                                                                                   ---------
    Total expenses incurred by Fund                                                                   50,742
                                                                                                   ---------
Net investment income                                                                                670,258
                                                                                                   ---------
Increase in net assets resulting from operations                                                   $ 670,258
                                                                                                   ---------
                                                                                                   ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                                                         Year Ended
                                                                                        December 31,
                                                                                 --------------------------
                                                                                     1997          1996
                                                                                 ------------  ------------
Operations:
  Net investment income                                                          $    670,258  $    450,196
  Net realized gain on investments sold                                               --                  6
                                                                                 ------------  ------------
  Increase in net assets resulting from operations                                    670,258       450,202
                                                                                 ------------  ------------
Dividends to shareholders from net investment income                                 (670,258)     (450,196)
                                                                                 ------------  ------------
Capital share transactions (at $1.00 per share):
  Proceeds from shares sold                                                        19,544,216    14,542,131
  Net asset value of shares issued in reinvestment of dividends                       617,943       405,539
  Less payments for shares redeemed                                               (16,976,511)  (11,395,029)
                                                                                 ------------  ------------
  Increase in net assets from capital share transactions                            3,185,648     3,552,641
                                                                                 ------------  ------------
Total increase in net assets                                                        3,185,648     3,552,647
Net assets:
  Beginning of period                                                              10,476,537     6,923,890
                                                                                 ------------  ------------
  End of period                                                                  $ 13,662,185  $ 10,476,537
                                                                                 ------------  ------------
                                                                                 ------------  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                                      Year Ended December 31,
                                     ----------------------------------------------------------
                                        1997         1996         1995        1994       1993
                                     -----------  -----------  ----------  ----------  --------
Net asset value at beginning of
 period                              $      1.00  $      1.00  $     1.00  $     1.00  $   1.00
Income from investment operations
  Net investment income                     0.05         0.05        0.06        0.04      0.03
  Net realized and unrealized gain
    (loss) on investments                     --           --          --          --        --
                                     -----------  -----------  ----------  ----------  --------
    Total from investment
      operations                            0.05         0.05        0.06        0.04      0.03
Less distributions
  Dividends from net investment
    income                                (0.05)       (0.05)      (0.06)      (0.04)    (0.03)
                                     -----------  -----------  ----------  ----------  --------
    Total distributions                   (0.05)       (0.05)      (0.06)      (0.04)    (0.03)
                                     -----------  -----------  ----------  ----------  --------
Net asset value at end of period     $      1.00  $      1.00  $     1.00  $     1.00  $   1.00
                                     -----------  -----------  ----------  ----------  --------
                                     -----------  -----------  ----------  ----------  --------
Total return (not annualized)               5.40%        5.26%       5.80%       4.09%     3.02%
Ratios/Supplemental data
  Net assets, end of period (000s)   $13,662,185  $10,476,537  $6,923,890  $3,731,629  $729,356
  Ratio of expenses to average net
    assets+                                 0.40%        0.40%       0.40%       0.40%     0.39%
  Ratio of net investment income to
    average net assets+                     5.28%        5.14%       5.63%       4.40%     2.97%

---------------
+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab.Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net
  assets                                    0.69%        0.70%       0.72%       0.79%     0.82%
  Ratio of net investment income to
  average net assets                        5.00%        4.84%       5.31%       4.01%     2.54%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1997

1. DESCRIPTION OF THE FUND

The Schwab Value Advantage Money Fund-Registered Trademark- (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended. This report includes only the Investor Shares of the Fund as the Sweep Shares is currently not available for purchase.

In addition to the Fund, the Trust also offers--the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund-Registered Trademark-, Schwab Retirement Money Fund-Registered Trademark-, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund and Schwab Government Cash Reserves. (The Schwab Government Cash Reserves was effective on October 20, 1997. However, the Fund has not commenced operations.) The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments are stated at amortized cost which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES)--Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS--Repurchase agreements are fully collateralized by U.S. Treasury or U.S. government obligations. All collateral is held by the Fund's custodian, except in the case of a tri-party agreement, the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS TO SHAREHOLDERS--The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPENSES--Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS--The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% of the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion and 0.34% of such assets in excess of $20 billion. The Investment Manager has reduced a portion of its fees for the year ended December 31, 1997 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS--The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets. In addition, Schwab receives a fee of $5.00 for redemptions in amounts less than $5,000 and may impose a $5.00 fee for monthly balances below the minimum required. Schwab has reduced a portion of its fees for the year ended December 31, 1997 (see Note
4).

OFFICERS AND TRUSTEES--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $41,000 related to the Trust's unaffiliated trustees.

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                                       29

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NOTES TO FINANCIAL STATEMENTS (continued)

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least April 30, 1998, the Fund's total operating expenses will not exceed 0.40% of the Fund's average daily net assets, after reductions and reimbursements. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the year ended December 31, 1997, the total of such fees reduced by the Investment Manager and Schwab was $27,753,000 and $8,506,000, respectively (see Financial Highlights).

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                                       30

--------------------------------------------------------------------------------

To the Trustees and Shareholders
of Schwab Value Advantage Money Fund-Registered Trademark-

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Value Advantage Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 30, 1998

--------------------------------------------------------------------------------

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                  SCHWABFUNDS FAMILY-Registered Trademark-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                       SCHWAB ASSET ALLOCATION FUNDS

           Schwab Asset Director-Registered Trademark--High Growth Fund
                   Schwab Asset Director--Balanced Growth Fund
                 Schwab Asset Director--Conservative Growth Fund
                  Schwab OneSource Portfolios--Growth Allocation
                 Schwab OneSource Portfolios--Balanced Allocation

                             SCHWAB STOCK FUNDS

                  Schwab 1000 Fund-Registered Trademark-
                            Schwab S&P 500 Fund
                Schwab Analytics Fund-Registered Trademark-
              Schwab Small-Cap Index Fund-Registered Trademark-
                  Schwab OneSource Portfolios--Small Company
            Schwab International Index Fund-Registered Trademark-
                   Schwab OneSource Portfolios--International

                             SCHWAB BOND FUNDS

    Schwab Bond Index Funds--Total and Short-Term Bond Market Index Funds*
         Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds--Long-Term and Short/Intermediate

                             SCHWAB MONEY FUNDS

Schwab offers an array of money funds that seek high current income with safety and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.-Registered Trademark-

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds.-Registered Trademark-

EACH PROSPECTUS PROVIDES MORE COMPLETE INFORMATION, INCLUDING FEES AND
EXPENSES.
PLEASE READ IT CAREFULLY BEFORE INVESTING.
This report must be preceded or accompanied by a current prospectus.

 * Formerly known as the Schwab Government Bond Funds--Long-Term and Short/Intermediate.
(1) Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWABFUNDS                                                     ==============
F A M I L Y -Registered Trademark-                                 BULK RATE
                                                                 U.S. POSTAGE
101 Montgomery Street                                                PAID
San Francisco, California 94104                                 CHARLES SCHWAB
                                                                ==============
















INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C- 1996 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. CRS 20178 (0098-1062) TF6453(2/98)


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